Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
List of subsidiaries
The Company has the following subsidiaries:

Entity name	Country	Ownership percentage December 31, 2022	Ownership percentage December 31, 2021
		%	%
Docebo S.p.A	Italy	100	100
Docebo NA, Inc.	United States	100	100
Docebo EMEA FZ-LLC	Dubai	100	100
Docebo UK Limited	England	100	100
Docebo France Société par Actions Simplifiée ("Docebo France")	France	100	100
Docebo DACH GmbH ("Docebo Germany")	Germany	100	100
Docebo Australia Pty Ltd[1] ("Docebo Australia")	Australia	100	—
Docebo Ireland Limited[2]	Ireland	100	—

1 On January 21, 2022, the Company acquired all of the issued and outstanding shares of Skillslive Edu Pty Ltd. (“Skillslive”), an educational consulting agency located in Melbourne, Australia. On February 2, 2022 Skillslive changed its name to Docebo Australia Pty Ltd.
2 On August 9, 2022, the Company incorporated a new subsidiary, Docebo Ireland Limited.